Employee Benefit Obligations - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit (liability) asset
Service cost	£ 12.2	£ 10.4	£ 12.6
Administrative expenses	2.8	3.1	2.3
Charge to operating profit	15.0	13.5	14.9
Net interest expense on pension plans	4.3	2.2	1.8
Charge to profit before taxation for defined benefit plans	19.3	15.7	16.7
Actuarial (loss)/gain recognised in OCI	(9.1)	16.6	14.3
Post employment pension other comprehensive income
Disclosure of net defined benefit (liability) asset
Return on plan assets (excluding interest income)	6.5	(127.6)	(29.3)
Changes in demographic assumptions underlying the present value of the plan liabilities	(0.5)	0.6	(3.6)
Changes in financial assumptions underlying the present value of the plan liabilities	(13.8)	143.5	31.1
Experience (loss)/gain arising on the plan liabilities	(1.3)	(0.1)	15.7
Change in irrecoverable surplus	0.0	0.2	0.4
Actuarial (loss)/gain recognised in OCI	£ (9.1)	£ 16.6	£ 14.3